KEY MANAGEMENT PERSONNEL COMPENSATION	12 Months Ended
Dec. 31, 2018
Key Management Personnel Compensation
KEY MANAGEMENT PERSONNEL COMPENSATION

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, including directors of the Company.

	Year Ended December 31,
Key Management Personnel	2018	2017	2016
Salaries and short term benefits	$775,064	$204,506	$204,079
Share-based payments	621,339	596,232	181,990
	$1,396,403	$800,738	$386,069